Application of new and revised IFRS as issued by the IASB (Tables)	12 Months Ended
Dec. 31, 2021
Application of new and revised IFRS as issued by the IASB
Schedule of amendments to ifrs and new interpretations issued by the IASB effective for current year

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

Amendments to IFRS 4 “Extension of the Temporary Exemption from Applying IFRS 9”	January 1, 2021
Amendments to IFRS 9, IAS39, IFRS7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform—Phase 2”	January 1, 2021
Amendments to IFRS 16 “Covid-19-Related Rent Concessions beyond June 30, 2021’’	April 1, 2021

Schedule of new and revised standards, amendments and interpretations in issue but not yet effective

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”	Effective date to be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023
Amendments to IAS 16 “Property, Plant and Equipment—Proceeds before Intended Use”	January 1, 2022
Amendments to IAS 37 “Onerous Contracts—Cost of Fulfilling a Contract”	January 1, 2022
Annual Improvements to IFRS Standards 2018–2020	January 1, 2022
Amendments to IFRS 3 “Reference to the Conceptual Framework”	January 1, 2022